Cash and Cash Equivalents - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Cash and Cash Equivalents [Line Items]
Maturity short-term deposits	Less than 90 days	Less than 90 days
Russian ruble bank accounts [Member]
Cash and Cash Equivalents [Line Items]
Short-term deposits	107,004	95,176
Bank accounts in other currencies [Member]
Cash and Cash Equivalents [Line Items]
Short-term deposits	107	251
USD bank accounts [Member]
Cash and Cash Equivalents [Line Items]
Short-term deposits		249,986